FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Fair Value of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Hedges | Interest rate
Disclosure of financial assets [line items]
Hedging instrument, assets	$ 8
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Financial liabilities	59	$ 69
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category | Level 1
Disclosure of financial liabilities [line items]
Fair Value	0	0
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category | Level 2
Disclosure of financial liabilities [line items]
Fair Value	59	69
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category | Level 3
Disclosure of financial liabilities [line items]
Fair Value	0	0
Contingent consideration | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Financial liabilities	70	0
Contingent consideration | Financial liabilities at fair value through profit or loss, category | Level 1
Disclosure of financial liabilities [line items]
Fair Value	0	0
Contingent consideration | Financial liabilities at fair value through profit or loss, category | Level 2
Disclosure of financial liabilities [line items]
Fair Value	35	0
Contingent consideration | Financial liabilities at fair value through profit or loss, category | Level 3
Disclosure of financial liabilities [line items]
Fair Value	35	0
Loans and borrowings | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	11,239	10,876
Loans and borrowings | Financial liabilities carried at amortized cost | Level 1
Disclosure of financial liabilities [line items]
Fair Value	0	0
Loans and borrowings | Financial liabilities carried at amortized cost | Level 2
Disclosure of financial liabilities [line items]
Fair Value	11,814	11,902
Loans and borrowings | Financial liabilities carried at amortized cost | Level 3
Disclosure of financial liabilities [line items]
Fair Value	0	0
Financial assets at fair value through profit or loss, category | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	95	53
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Fair Value	0	0
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Fair Value	84	53
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Fair Value	$ 11	$ 0